DERIVATIVE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2012
MINERAL PROPERTIES.
Fair value of the convertible instruments
	2012	2011

Dividend rate	0%	0%
Term (in years)	2.00 - 2.17 Years	2.25 - 2.50 Years
Volatility	103% - 110%	106% - 193%
Risk-free interest rate	0.27% - 0.33%	0.25% - 0.42%